Incentive Life (SM)
Survivorship Incentive Life (SM)
Flexible premium variable life
insurance policies

PROSPECTUS SUPPLEMENT DATED DECEMBER 10, 1999
TO PROSPECTUS DATED OCTOBER 18, 1999
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THIS SUPPLEMENT IS APPLICABLE TO NEW YORK POLICIES ONLY.

This supplement modifies certain information contained in the Prospectus you received for your Equitable variable life insurance policy listed above. You should keep this supplement with your prospectus. We will send you another copy of the prospectus, without charge, on written request.

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The following replaces the information about our address and phone numbers in your prospectus under "How to reach us":
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HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you can contact us

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BY MAIL:
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at the Post Office Box for our Administrative Office:
Equitable Life Client Services
Radio City Station
P.O. Box 808
New York, New York 10101-0808

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BY EXPRESS DELIVERY:
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at the Street Address for our Administrative Office:
Equitable Life Client Services
135 W. 50th St., 10th Floor
New York, New York 10020

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BY TOLL-FREE PHONE:
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1-888-228-6690

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BY E-MAIL:
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life-service@equitable.com

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BY FAX:
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1-212-641-7075

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BY INTERNET:
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Our Web site (www.equitable.com) can also provide you information.

The rest of the information under "How to reach us" remains unchanged, except that, in addition to the forms listed there, we have a special form that you must use if you want to request our asset rebalancing service.

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The following replaces the phone numbers in your prospectus under "Transferring your money among our investment options--Telephone transfers" and "More information about other matters--Telephone requests":
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TELEPHONE TRANSFERS

The phone number that is available if you are both the policy's insured person and its owner is 1-888-228-6690 (toll free) from a touch tone phone.

All the other information in these sections of the prospectus remains unchanged.

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The following replaces the information in your prospectus under "More information about other matters--How we market the policies":
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HOW WE MARKET THE POLICIES

We offer variable life insurance policies (including Incentive Life) and variable annuity contracts through Equitable Distributors Inc. ("EDI"). The Investment Company Act of 1940, therefore, classifies EDI as a "principal underwriter" of those policies and contracts. EDI also serves as a principal underwriter of EQ Advisors Trust. EDI is a wholly-owned subsidiary of Equitable Life, with its address at 1290 Avenue of the Americas, New York, NY 10104. EDI is registered with the Securities and Exchange Commission ("SEC") as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). In 1997 and 1998, we paid EDI a fee of $20,088,049 and $35,582,313, respectively, for its services under a Distribution Agreement with Equitable Life and its separate accounts.

We sell these variable life products through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD).


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Such agencies and their affiliated broker-dealers have entered into selling agreements with EDI. The licensed insurance agents who sell our policies are appointed as agents of Equitable Life, and are registered representatives of the agencies' affiliated broker-dealer. Sales commissions will be paid by Equitable Life to the agency that sells you this policy. The commissions don't cost you anything above the charges and expenses already discussed elsewhere in this prospectus. Generally, the agencies will receive maximum commissions of: 50% of the amount of the premium you pay in your policy's first year up to a certain amount, plus 3% of all other premiums you pay in your policy's first year, plus 3% of all premiums you pay in the second through tenth years. We pay comparable commissions on the amount of premiums you pay that we deem attributable to any face amount increase that you request. The agency may be required to return to us any commissions on premiums that we have refunded to a policyowner.